                                             Registration Nos. 33-22132/811-5574
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / /

        Pre-Effective Amendment No.                                 / /
                                   ----------------


        Post-Effective Amendment No.       10                       /X/
                                    ---------------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /


                       Amendment No.       11                       /X/
                                    ---------------



                        (Check appropriate box or boxes.)

                            SAFECO Taxable Bond Trust
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

      SAFECO Plaza, Seattle, Washington            98185
      ---------------------------------            -----
   (Address of Principal Executive Offices)      Zip Code

       Registrant's Telephone Number, including Area Code (206) 545-5269

                      Name and Address of Agent for Service

                                  DAVID F. HILL
                                  SAFECO Plaza
                                  Seattle, Washington  98185
                                  (206) 545-5269

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective
    immediately upon filing pursuant to paragraph (b)
---

 X  on  January 31, 1996 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)
---
    on                     pursuant to paragraph (a) of Rule 485
----   -------------------


================================================================================

Registrant is registering an indefinite number of its shares under the Securities Act of 1993, by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant filed a Rule 24f-2 Notice on November 29, 1995.

================================================================================

The Exhibit Index is at page   .
                             --

                            SAFECO TAXABLE BOND TRUST

                       Registration Statement on Form N-1A
                              Cross Reference Sheet

                                     Part A

                                                           Location
Item No.                                                   in Prospectus
--------                                                   -------------
Item 1.        Cover Page                                  Cover Page

Item 2.        Synopsis                                    Introduction to the
                                                           Trust and the Funds;
                                                           Fund Expenses

Item 3.        Condensed Financial Information             Financial Highlights;
                                                           Performance
                                                           Information


Item 4.        General Description of Registrant           The Trust and Each
                                                           Fund's Investment
                                                           Policies; Information
                                                           about Share Ownership
                                                           and Companies that
                                                           Provide Services to the
                                                           Trust; Risk Factors;
                                                           Ratings Supplement

Item 5.        Management of the Trust                     Information about Share
                                                           Ownership and Companies
                                                           that Provide Services
                                                           to the Trust; Portfolio
                                                           Managers; Fund Expenses

Item 6.        Capital Stock and Other Securities          Cover Page; Persons
                                                           Controlling the Funds;
                                                           Fund Distributions and
                                                           How They are Taxed;
                                                           Information About Share
                                                           Ownership and Companies
                                                           that Provide Services
                                                           to the Trust

Item 7.        Purchase of Securities Being Offered        How to Purchase Shares;
                                                           How to Exchange Shares
                                                           from One Fund to
                                                           Another; How to
                                                           Systematically Purchase
                                                           or Redeem Shares; Share
                                                           Price Calculation; Tax
                                                           Deferred Retirement
                                                           Plans; Account
                                                           Statements; Telephone
                                                           Transactions;
                                                           Transactions Through
                                                           Registered Investment
                                                           Advisers

Item 8.        Redemption or Repurchase                    How to Redeem Shares;
                                                           How to Exchange Shares
                                                           from One Fund To
                                                           Another; How to
                                                           Systematically Purchase
                                                           or Redeem Shares;
                                                           Account Changes and
                                                           Signature Requirements;
                                                           Account Statements;
                                                           Telephone Transactions;
                                                           Transactions Through
                                                           Registered Investment
                                                           Advisers


Item 9.        Pending Legal Proceedings                   Not applicable


                                          Part B

                                                           Location in Statement
Item No.                                                   of Additional Information
--------                                                   -------------------------

Item 10.       Cover page                                  Cover page

Item 11.       Table of Contents                           Table of Contents

Item 12.       General Information and History             Not applicable

Item 13.       Investment Objectives and Policies          Description of Ratings
               Investment Policies; Additional
               Investment Information; Commercial
               Paper

Item 14.       Management of the Trust
               Trustees and Officers

Item 15.       Control Persons and Principal               Principal Shareholders of
               Holders of Securities                       the Funds

Item 16.       Investment Advisory and Other Services      Investment Advisory and
                                                           Other Services

Item 17.       Brokerage Allocation and Other              Brokerage Practices
               Practices

Item 18.       Capital Stock and Other Securities          Not Applicable

Item 19.       Purchase, Redemption and Pricing            Additional Information
               of Securities Being Offered                 on Calculation of Net
                                                           Asset Value Per Share;
                                                           Redemption in Kind

Item 20.       Tax Status                                  Additional Tax Information

Item 21.       Underwriters                                Investment Advisory and Other
                                                           Services

Item 22.       Calculation of Performance Data             Additional Performance
                                                           Information

Item 23.       Financial Statements                        Financial Statements


                                          Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------------------------------------------------------


SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND



SAFECO GNMA FUND



SAFECO HIGH-YIELD BOND FUND


January 31, 1996

Each Fund described in this Prospectus is a series of the SAFECO Taxable Bond Trust ("Trust"), an open-end, management investment company consisting of three separate series.


There are market risks in all securities transactions. This Prospectus sets forth the information an investor should know before investing. PLEASE READ AND RETAIN THE PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated January 31, 1996, and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed on this page. The Statement of Additional Information contains more information about most of the topics in this Prospectus as well as information about the trustees and officers of the Trust.



For additional assistance, please call or write:



                NATIONWIDE 1-800-624-5711; SEATTLE 206-545-7319
                         TTY/TDD SERVICE 1-800-438-8718



                              SAFECO MUTUAL FUNDS
                                 P.O. BOX 34890
                             SEATTLE, WA 98124-1890



                     ALL TELEPHONE CALLS ARE TAPE-RECORDED
                              FOR YOUR PROTECTION.

------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------

                                     -- 1 --

------------------------------------------------------------------------


The SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. During normal market conditions, the Fund will invest at least 65% of its total assets in direct obligations of the U.S. Treasury.



The SAFECO GNMA FUND has as its investment objective to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities. During normal market conditions, the Fund will invest at least 65% of its total assets in Government National Mortgage Association mortgage-backed securities.



The SAFECO HIGH-YIELD BOND FUND has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. During normal market conditions, the Fund will invest at least 65% of its total assets in high-yield, fixed-income securities.


                                     -- 2 --

------------------------------------------------------------------------


TABLE OF CONTENTS



Introduction to the Trust and the Funds                    4
Fund Expenses                                              5
Financial Highlights                                       7
The Trust and Each Fund's Investment Policies             10
Risk Factors                                              21
Portfolio Managers                                        24
Persons Controlling the Funds                             25
Information about Share Ownership and Companies
that Provide Services to the Trust                        25
Performance Information                                   28
Fund Distributions and How They Are Taxed                 29
Tax-Deferred Retirement Plans                             31
Account Statements                                        33
Account Changes and Signature Requirements                33
Share Price Calculation                                   34
How to Purchase Shares                                    34
How to Redeem Shares                                      37
How to Systematically Purchase or Redeem Shares           39
How to Exchange Shares from One Fund to Another           40
Telephone Transactions                                    42
Transactions Through Registered Investment Advisers       43
Debt Securities Held by SAFECO High-Yield Bond Fund       44
Description of Debt Ratings                               45


                                     -- 3 --

------------------------------------------------------------------------


INTRODUCTION TO THE TRUST AND THE FUNDS



The Trust is a series investment company that currently issues shares representing three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund"), SAFECO GNMA Fund ("GNMA Fund") and SAFECO High-Yield Bond Fund ("High-Yield Bond Fund") (collectively, the "Funds"). Each Fund is a diversified series of the Trust, an open-end, management investment company which continuously offers to sell and redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees.


The Intermediate Treasury Fund has as its investment objective to provide as high a level of current interest income as is consistent with the preservation of capital.

The GNMA Fund has as its investment objective to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities.

The High-Yield Bond Fund has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities.

There is, of course, no assurance that a Fund will achieve its investment objective. See "The Trust and Each Fund's Investment Policies" for more information.


There is a risk that the market value of a Fund's portfolio securities may decrease and result in a decrease in the value of a shareholder's investment. Also, the value of a Fund's portfolio will normally fluctuate inversely with changes in interest rates. In addition, the High-Yield Bond Fund is subject to special risks associated with securities of lower quality, sometimes referred to as "junk" bonds, which it will purchase to pursue its investment objective. See "The Trust and Each Fund's Investment Policies" for more information on the investment policies and risks for each Fund.


                                     -- 4 --

------------------------------------------------------------------------

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington, and manages over $2 billion in mutual fund assets as of December 31, 1995. SAM has been an adviser to mutual funds and other investment portfolios since 1973, and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies which Provide Services to the Trust" for more information.



EACH FUND:


- Is 100% no-load; there are no sales or redemption charges or 12b-1 fees.
- Offers exchanges as well as easy access to your money through telephone redemptions and wire transfers.
- Pays dividends, if any, monthly.
- Has a minimum initial investment of $1,000 for regular accounts and $250 for IRAs.

FUND EXPENSES


A.  SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND



                   SALES
                LOAD IMPOSED
   SALES             ON          DEFERRED
LOAD IMPOSED     REINVESTED       SALES       REDEMPTION    EXCHANGE
ON PURCHASES     DIVIDENDS         LOAD          FEES         FEES
------------    ------------    ----------    ----------    --------
    None            None           None          None         None


SAFECO Services Corporation, the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

                                     -- 5 --

------------------------------------------------------------------------

B.  ANNUAL OPERATING EXPENSES
   (as a percentage of average net assets)


                                                                  TOTAL
                       12B-1      MANAGEMENT       OTHER        OPERATING
         FUND          FEES    +     FEE       +  EXPENSES   =  EXPENSES
---------------------- -----      ----------      --------      ---------
High-Yield Bond         None         .64%           .37%         1.01%
GNMA                    None         .63%           .38%         1.01%
Intermediate Treasury   None         .54%           .42%         .96%


The amounts shown are actual expenses paid by shareholders for the fiscal year ended September 30, 1995. See "Information about Share Ownership and Companies that Provide Services to the Trust" on page 25 for more information.



C.  EXAMPLE OF EXPENSES



You would pay the following expenses on a $1,000 investment, assuming 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.


      FUND          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------    ------     -------     -------     --------
High-Yield Bond      $10        $32         $56         $124
GNMA                 $10        $32         $56         $124
Intermediate
  Treasury           $10        $31         $53         $118


The purpose of the tables is to assist you in understanding the various costs and expenses that an investor in each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS, AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.


                                     -- 6 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)



SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND


The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.


                                                                                         SEPTEMBER 7, 1988
                                                                                          (INITIAL PUBLIC
                                          YEAR ENDED SEPTEMBER 30                           OFFERING) TO
                       1995      1994      1993      1992      1991     1990     1989      SEPT. 30, 1988
                      -------------------------------------------------------------------------------------
Net asset value at
 beginning
 of period              $9.74    $10.74    $10.69    $10.20    $9.83    $9.96    $9.95        $9.93
INCOME FROM
INVESTMENT
OPERATIONS:
 Net investment
   income                 .55       .52       .60       .72      .75      .77      .77          .05
Net realized and
 unrealized gain
 (loss) on
 investment
 transactions             .50     (1.00)      .49       .54      .37     (.13)     .01          .02
                       ------    ------    ------    ------    -----    -----    -----        -----
Total from
 investment
 operations              1.05      (.48)     1.09      1.26     1.12      .64      .78          .07
                       ------    ------    ------    ------    -----    -----    -----        -----
LESS DISTRIBUTIONS:
 Dividends from net
   investment income     (.55)     (.52)     (.60)     (.72)    (.75)    (.77)    (.77)        (.05)
Distributions from
 capital gains             --        --      (.44)     (.05)      --       --       --           --
                       ------    ------    ------    ------    -----    -----    -----        -----
Total distributions      (.55)     (.52)    (1.04)     (.77)    (.75)    (.77)    (.77)        (.05)
                       ------    ------    ------    ------    -----    -----    -----        -----
Net asset value at
 end of period         $10.24     $9.74    $10.74    $10.69   $10.20    $9.83    $9.96        $9.95
                       ======    ======    ======    ======    =====    =====    =====        =====
Total return           11.07%    -4.56%    10.51%    12.78%   11.80%    6.65%    8.20%         .69%+
Net assets at end of
 period
 (000's omitted)      $13,774   $13,367   $14,706   $12,205   $9,458   $6,916   $6,249       $5,007
Ratio of expenses to
 average
 net assets              .96%      .90%      .99%      .98%    1.00%    1.00%     .96%        1.06%++
Ratio of net
 investment income
 to average net
 assets                 5.51%     5.08%     5.52%     6.89%    7.45%    7.76%    7.82%        7.46%++
Portfolio turnover
 rate                  124.9%    75.46%   104.94%    37.19%    9.51%   24.17%    4.36%         None



+ Not annualized.



++ Annualized.



More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.


                                     -- 7 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)



SAFECO GNMA FUND



The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.



                                                                                                JULY 15, 1986
                                                                                                   (INITIAL
                                                                                                    PUBLIC
                                           YEAR ENDED SEPTEMBER 30                               OFFERING) TO
                1995     1994     1993     1992     1991     1990     1989     1988     1987    SEPT. 30, 1986
               -----------------------------------------------------------------------------------------------
Net asset value
 at beginning
 of period       $9.05   $10.03    $9.95    $9.68    $9.16    $9.23    $9.06    $9.13   $10.00      $9.95
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
 income            .60      .60      .67      .73      .78      .76      .81      .87      .82        .18
Net realized
 and unrealized
 gain (loss) on
 investment
 transactions      .40     (.98)     .08      .27      .52     (.07)     .17     (.07)    (.87)       .05
                 -----   ------   ------    -----    -----    -----    -----    -----    -----     ------
Total from
 investment
 operations       1.00     (.38)     .75     1.00     1.30      .69      .98      .80     (.05)       .23
                 -----   ------   ------    -----    -----    -----    -----    -----    -----     ------
LESS DISTRIBU-
TIONS:
 Dividends from
   net
   investment
   income         (.60)    (.60)    (.67)    (.73)    (.78)    (.76)    (.81)    (.87)    (.82)      (.18)
                 -----   ------   ------    -----    -----    -----    -----    -----    -----     ------
Net asset value
 at end
 of period       $9.45    $9.05   $10.03    $9.95    $9.68    $9.16    $9.23    $9.06    $9.13     $10.00
                 =====   ======   ======    =====    =====    =====    =====    =====    =====     ======
Total return    11.49%   -3.91%    7.81%   10.75%   14.72%    7.77%   11.25%    9.05%    -.63%      1.71%+*
Net assets at
 end of period
 (000'S
 omitted)      $44,055  $46,176  $62,720  $56,474  $42,207  $28,587  $27,063  $27,724  $20,257     $8,057
Ratio of
 expenses to
 average net
 assets          1.01%     .95%     .93%     .94%     .97%     .99%    1.02%    1.06%    1.05%      1.25%++
Ratio of net
 investment
 income to
 average
 net assets      6.55%    6.26%    6.71%    7.49%    8.23%    8.28%    8.83%    9.51%    8.59%      8.01%++
Portfolio
 turnover rate 131.24%   55.12%   70.96%   24.66%   43.80%   90.19%   77.39%  109.53%  100.96%     33.47%++



* Unaudited.



+ Not annualized.



++ Annualized.



More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.


                                     -- 8 --

------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)



SAFECO HIGH-YIELD BOND FUND



The supplemental financial information and performance data has been derived from the Financial Statements and should be read in conjunction therewith.



                                                                                         SEPTEMBER 7, 1988
                                                                                          (INITIAL PUBLIC
                                         YEAR ENDED SEPTEMBER 30                           OFFERING) TO
                    1995      1994      1993      1992      1991      1990      1989      SEPT. 30, 1988
                    ---------------------------------------------------------------------------------------
Net asset value
 at beginning
 of period           $8.55     $9.22     $8.92     $8.35     $7.94     $9.33     $9.86        $9.89
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
 income                .79       .82       .91       .83       .93      1.04      1.11          .07
Net realized and
 unrealized gain
 (loss)
 on investment
 transactions          .13      (.67)      .30       .57       .41     (1.39)     (.53)        (.03)
                    ------    ------    ------    ------    ------    ------    ------       ------
Total from
 investment
 operations            .92       .15      1.21      1.40      1.34      (.35)      .58          .04
                    ------    ------    ------    ------    ------    ------    ------       ------
LESS
DISTRIBUTIONS:
 Dividends from
   net
   investment
   income             (.79)     (.82)     (.91)     (.83)     (.93)    (1.04)    (1.11)        (.07)
                    ------    ------    ------    ------    ------    ------    ------       ------
Net asset value
 at end of period    $8.68     $8.55     $9.22     $8.92     $8.35     $7.94     $9.33        $9.86
                    ======    ======    ======    ======    ======    ======    ======       ======
Total return        11.43%     1.61%    14.29%    17.52%    18.18%    -4.04%     6.10%         .37%+
Net assets at end
 of period
 (000's omitted)   $39,178   $27,212   $28,291   $19,672   $11,931    $7,786    $9,051       $5,204
Ratio of expenses
 to
 average net
 assets              1.01%     1.03%     1.09%     1.05%     1.11%     1.15%     1.11%        1.25%++
Ratio of net
 investment
 income to
 average
 net assets          9.28%     9.26%     9.94%     9.66%    11.51%    11.90%    11.52%       10.27%++
Portfolio
 turnover rate      38.03%    63.02%    50.27%    40.66%    32.46%    18.46%    12.57%         None



+ Not annualized.



++ Annualized.


More information about the Fund is contained in its Annual Report to shareholders which may have accompanied this Prospectus or which may be obtained without charge by calling the number on the Prospectus cover.

                                     -- 9 --

------------------------------------------------------------------------


THE TRUST AND EACH FUND'S INVESTMENT POLICIES


The Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust currently consists of three mutual funds: Intermediate Treasury Fund, GNMA Fund and High-Yield Bond Fund, each of which is a diversified series of the Trust.

The investment objective and investment policies for each Fund are described below. The Trust's Board of Trustees may change a Fund's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of that Fund. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment. Current holdings and recent investment strategies are described in the Funds' financial reports, which are sent to shareholders twice a year.


Each Fund has adopted a number of investment restrictions. If a Fund follows a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy (except to the extent the change may impact a Fund's borrowing limits or restrictions on its holding of illiquid securities). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed by the Board of Trustees without shareholder vote.



INTERMEDIATE TREASURY FUND

The investment objective of the Intermediate Treasury Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Intermediate Treasury Fund will seek to maintain a portfolio of U.S. Treasury obligations with an average weighted maturity of between

                                    -- 10 --

------------------------------------------------------------------------
three and ten years. Although the average weighted maturity of the portfolio will fall within a range of three to ten years, individual obligations held by the Intermediate Treasury Fund may have maturities outside that range.

To pursue its objective, the Intermediate Treasury Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN DIRECT OBLIGATIONS OF THE U.S. TREASURY SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS. These securities are supported by the full faith and credit of the U.S. Government.

2. WILL INVEST UP TO 35% OF ITS TOTAL ASSETS IN:


- OTHER U.S. GOVERNMENT SECURITIES, including (a) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association, (b) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (c) securities supported solely by the creditworthiness of the issuer such as securities issued by the Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.


- CORPORATE DEBT SECURITIES which at the time of purchase are rated in the top three grades (A or higher) by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund

                                    -- 11 --

------------------------------------------------------------------------
 by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management. See "Description of Debt Ratings" beginning on page 45.


3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN EACH OF THE FOLLOWING:

- YANKEE SECTOR DEBT SECURITIES. The Yankee sector is made up of securities issued and traded in the U.S. by foreign issuers. These bonds have investment risks that are different from those of domestic issuers. SAM will attempt, to the extent possible, to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers.

- EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in European bond markets and denominated in U.S. dollars. The Intermediate Treasury Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the U.S.


- MUNICIPAL SECURITIES. If, in the opinion of SAM, the potential for appreciation is greater than and the yield is comparable to or greater than similarly-rated taxable securities, the Intermediate Treasury Fund will purchase municipal securities.


GNMA FUND


The investment objective of the GNMA Fund is to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities.

To pursue its objective, the GNMA Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN MORTGAGE-BACKED SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

                                    -- 12 --

------------------------------------------------------------------------

   ("GNMA SECURITIES"). The GNMA securities in which the GNMA Fund will invest represent ownership in a pool of mortgage loans or securities collateralized by pools of mortgage loans. Each mortgage loan in the pool is either insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Veterans Administration. Once approved by GNMA, the timely payment of principal and interest by each mortgage pool is guaranteed by GNMA. The GNMA guarantee represents a general obligation of the U.S. Treasury.


   GNMA securities in which the GNMA Fund will invest include "modified pass-through" securities and collateralized mortgage obligations ("CMOs"). Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. One type of CMO that the GNMA Fund will purchase is interests in real estate mortgage investment conduits ("REMICs") sponsored by GNMA.


   CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may significantly change. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

                                    -- 13 --

------------------------------------------------------------------------

   While prices of GNMA securities like conventional fixed-income securities are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, the GNMA securities held in the Fund's portfolio have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

   While the market values of particular securities in which the GNMA Fund invests may be volatile, or may become volatile under certain conditions, SAM will seek to manage the Fund so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If SAM incorrectly forecasts interest rate changes or other factors that may affect the volatility of securities held by the Fund, the Fund's ability to meet its investment objective may be reduced.


2. MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN:



- OTHER U.S. GOVERNMENT SECURITIES, including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.



- OTHER COLLATERALIZED MORTGAGE OBLIGATIONS issued by the U.S. Government or one of its agencies or instrumentalities (such as FNMA or FHLMC) or by private issuers which are collateralized by securities issued by the U.S.


                                    -- 14 --

------------------------------------------------------------------------

   Government or one of its agencies or instrumentalities (such as FNMA or FHLMC). CMOs are securities collateralized by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments on the CMO is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof.



- CORPORATE DEBT SECURITIES which are investment grade. Investment grade corporate debt securities are rated in one of the four highest grades assigned by Moody's or S&P or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The GNMA Fund may retain a debt security which is downgraded to below investment grade after purchase. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 5% of the Fund's net assets. For an explanation of ratings, see "Description of Debt Ratings" on page 45.



HIGH-YIELD BOND FUND


The investment objective of the High-Yield Bond Fund is to provide a high level of current interest income through the purchase of high-yield, fixed-income bonds. The higher yields that the Fund seeks are usually available from lower-rated or unrated securities sometimes referred to as "junk bonds." The maturity of the debt obligations held by the Fund may range

                                    -- 15 --

------------------------------------------------------------------------
from 1 to 30 years. However, it is anticipated that the majority of debt obligations will have maturities from 5 to 15 years.

To pursue its objective, the High-Yield Bond Fund:


1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN HIGH-YIELD, FIXED-INCOME SECURITIES. The High-Yield Bond Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P or Moody's, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when SAM has determined that the potential for high yield outweighs the risk.



   While fixed-income securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities. For further explanation of the special risks associated with investing in lower-rated, fixed-income securities, see page 21.



   For a description of ratings, see "Description of Debt Ratings" on page 45. For a breakdown of the debt securities


                                    -- 16 --

------------------------------------------------------------------------
   held by the High-Yield Bond Fund during the fiscal year ended September 30, 1995, see "Debt Securities Held by the SAFECO High-Yield Bond Fund" on page 44.


   The High-Yield Bond Fund may retain an issue whose rating has been changed. SAM uses S&P and Moody's ratings only as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of the Fund's investment objective will be more dependent on SAM's credit analysis than would be the case were the Fund to invest in higher quality debt securities.


2. MAY INVEST IN FIXED-INCOME SECURITIES WITH EQUITY FEATURES WHEN COMPARABLE IN YIELD AND RISK TO FIXED-INCOME SECURITIES WITHOUT EQUITY FEATURES, BUT ONLY WHEN ACQUIRED AS A RESULT OF UNIT OFFERINGS WHICH CARRY AN EQUITY ELEMENT SUCH AS COMMON STOCK, RIGHTS OR OTHER EQUITY SECURITIES. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.



3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain


                                    -- 17 --

------------------------------------------------------------------------
   restricted securities to qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers or other buyers are unwilling to purchase the securities.

4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES WHICH ARE RATED LOWER THAN THE TOP THREE GRADES ASSIGNED BY MOODY'S OR S&P OR ARE UNRATED BUT COMPARABLE TO SUCH RATED SECURITIES IF, IN THE OPINION OF SAM, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY-RATED TAXABLE SECURITIES. Investment in medium and lower quality tax-exempt bonds, like taxable bonds of similar quality, is speculative and involves greater investment risks due to the issuer's reduced creditworthiness and increased risk of default and bankruptcy.

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES OR IN FIXED-INCOME SECURITIES WHICH ARE RATED IN THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P DURING MARKET CONDITIONS WHICH, IN THE OPINION OF SAM, ARE UNFAVORABLE FOR SATISFACTORY PERFORMANCE BY LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss to principal may be substantially reduced with only a small reduction in yield.


COMMON INVESTMENT PRACTICES


Each of the Funds may also follow the investment practices described below:


1. HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END


                                    -- 18 --

------------------------------------------------------------------------

   MONEY MARKET FUNDS AND HIGH-QUALITY SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. SAM will waive its advisory fees for Fund assets invested in money market funds.


2. INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.


3. PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of this technique may affect a Fund's share price in a manner similar to leveraging.


Each Fund has adopted a number of investment restrictions. If a Fund follows a percentage limitation at the time of investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy. The

                                    -- 19 --

------------------------------------------------------------------------
following restrictions are fundamental policies which cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR SAFECO CORPORATION OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of its total assets. A Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets. Each Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemption requests exceed available cash.


4. EACH FUND MAY INVEST UP TO 10% (HIGH-YIELD BOND AND INTERMEDIATE TREASURY FUNDS) AND 5% (GNMA FUND) OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.


5. EACH FUND MAY INVEST UP TO 10% OF NET ASSETS IN REPURCHASE AGREEMENT TRANSACTIONS. Repurchase agreements are transactions in which a Fund purchases securities from

                                    -- 20 --

------------------------------------------------------------------------
   a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement declares bankruptcy.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.


RISK FACTORS


Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk associated with an investment in a mutual fund like any of the Funds is that the market value of the portfolio securities may decrease resulting in a decrease in the value of a shareholder's investment. The value of a Fund's portfolio will normally vary inversely with changes in market interest rates. Generally, when market interest rates rise, the price of the debt securities held by a Fund will fall, and when market interest rates fall, the price of the debt securities will rise. Also, there is a risk that the issuer of a security held in a Fund's portfolio will fail to make timely payment of principal and interest to the Fund.

The High-Yield Bond Fund has special risks as described below.

                                    -- 21 --

------------------------------------------------------------------------

SPECIAL RISKS OF THE HIGH-YIELD BOND FUND

The High-Yield Bond Fund invests primarily in high-yield, fixed income securities which are subject to the following risks:


SENSITIVITY TO ECONOMIC AND CORPORATE DEVELOPMENTS

Yields on high-yield, fixed-income securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility which may in turn cause the net asset value per share of the High-Yield Bond Fund to vary. Lower-quality, fixed-income securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, fixed-income securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load which in turn might cause the High-Yield Bond Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management

                                    -- 22 --

------------------------------------------------------------------------
RISK FACTORS (Continued)

team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.


ZERO-COUPON AND PAYMENT-IN-KIND SECURITIES



The High-Yield Bond Fund may hold "zero-coupon" and "payment-in-kind" fixed-income securities. Zero coupon securities are purchased at a discount without scheduled interest payments. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders to be treated as a regulated investment company under current tax law. As a result, if its cash position is depleted, the Fund may have to sell portfolio securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Zero-coupon and payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.



LIQUIDITY AND VALUATION

The liquidity and price of high-yield, fixed-income securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the High-Yield Bond Fund's ability to dispose of its portfolio securities as well as make valuation of portfolio securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield and risk to principal and income

                                    -- 23 --

------------------------------------------------------------------------
than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly-traded securities.


CREDIT RATINGS

Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.


PORTFOLIO MANAGERS



INTERMEDIATE TREASURY FUND

The portfolio manager for the Intermediate Treasury Fund is Michael C. Knebel, Vice President, SAM. Mr. Knebel began serving as portfolio manager for the Fund in 1995. He has served as portfolio manager and/or co-portfolio manager for other SAFECO funds since 1988.


HIGH-YIELD BOND FUND



The portfolio manager for the High-Yield Bond Fund is Kurt Havnaer, Assistant Vice President, SAM. Mr. Havnaer began serving as portfolio manager for the Fund in 1995. Since 1991, he has served as a fixed-income securities analyst for SAM. He attended graduate school from 1990 to 1991.



GNMA FUND

The portfolio manager for the GNMA Fund is Paul A. Stevenson, Vice President, SAM. Mr. Stevenson has served as portfolio manager for the Fund since 1988. He also serves as portfolio manager for another SAFECO fund. In addition, he is an Assistant Vice President of SAFECO Life Insurance Company.

Each portfolio manager and certain other persons related to SAM and the Funds are subject to written policies and

                                    -- 24 --

------------------------------------------------------------------------
procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are each of the recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.


PERSONS CONTROLLING THE FUNDS



At December 31, 1995, SAFECO Insurance Company of America ("SAFECO Insurance") controlled the Intermediate Treasury Fund. SAFECO Insurance is a Washington Corporation and a wholly-owned subsidiary of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.



INFORMATION ABOUT SHARE



OWNERSHIP AND COMPANIES THAT



PROVIDE SERVICES TO THE TRUST



Each Fund is a series of SAFECO Taxable Bond Trust, a Delaware business trust, which issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without approval of shareholders.


Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

                                    -- 25 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST (Continued)

The Trust does not intend to hold annual meetings of shareholders of the Funds. The Trustees will call a special meeting of shareholders of a Fund only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and generally provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

SAM is the investment adviser for each Fund under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and each Fund's business affairs. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach

                                    -- 26 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST (Continued)

the dollar amounts of the break points and applies only to the assets that fall within the specified range:


                GNMA AND HIGH-YIELD BOND FUNDS



          NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                .65 of 1%
$250,000,001 -- $500,000,000      .55 of 1%
$500,000,001 -- $750,000,000      .45 of 1%
Over $750,000,000                 .35 of 1%



                  INTERMEDIATE TREASURY FUND



          NET ASSETS             ANNUAL FEE
$0 -- $250,000,000                .55 of 1%
$250,000,001 -- $500,000,000      .45 of 1%
$500,000,001 -- $750,000,000      .35 of 1%
Over $750,000,000                 .25 of 1%


For the fiscal year ended September 30, 1995, each Fund's total expenses and the compensation paid by each Fund to SAM, expressed as a percentage of average net assets, were as follows:


                           RATIO OF           RATIO OF
                          EXPENSES TO     NET COMPENSATION
                            AVERAGE          TO AVERAGE
                          NET ASSETS         NET ASSETS
                          -----------     ----------------
High-Yield Bond Fund         1.01%                .64%
GNMA Fund                    1.01%                .63%
Intermediate Treasury Fund     .96%               .54%


                                    -- 27 --

------------------------------------------------------------------------


INFORMATION ABOUT SHARE
OWNERSHIP AND COMPANIES THAT
PROVIDE SERVICES TO THE TRUST (Continued)

The distributor of each Fund's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trust or the Funds for its services.

The transfer, dividend and distribution disbursement and shareholder servicing agent for each Fund under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services receives a fee from a Fund for each shareholder transaction processed for that Fund.


SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and related financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.


While the use of this combined Prospectus and the Trust's combined Statement of Additional Information subjects each Fund to possible liability as the result of statements or omissions regarding another Fund, the Board of Trustees considers the benefits to the respective Fund of using a combined Prospectus and combined Statement of Additional Information to outweigh such risk.


PERFORMANCE INFORMATION



Each Fund's yield, total return and average annual total return may be quoted in advertisements. Yield is the annualization on a 360-day basis of a Fund's net income per share over a 30-day period divided by the Fund's net asset value per share on the last day of the period. The formula for the yield calculation is defined by regulation. Consequently, the rate of


                                    -- 28 --

------------------------------------------------------------------------
actual income distributions paid by the Funds may differ from quoted yield figures. Total return is the total percentage change in an investment in a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.


From time to time, a Fund may advertise its ranking. Rankings are calculated by independent companies that monitor mutual fund performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as Barron's, Business Week, Forbes, Investor's Business Daily, Money Magazine, and The Wall Street Journal. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways including, but not necessarily limited to, different time periods and different initial investment amounts.


Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. Each Fund's yield and share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.


FUND DISTRIBUTIONS AND



HOW THEY ARE TAXED



DIVIDEND AND OTHER DISTRIBUTIONS

Each Fund declares dividends on each business day from its net investment income (which includes accrued interest, earned discount, and other income earned on portfolio securities less expenses) and such shares become entitled to

                                    -- 29 --

------------------------------------------------------------------------
declared dividends on the next business day after shares are purchased in your account. If you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the proceeds of the redemption.


Your dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share, generally determined as of the close of business on the ex-distribution date, unless you elect in writing to receive dividends and/or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover. The election remains in effect until revoked by written notice in the same manner as the distribution election. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.


All states treat the pass-through of interest earned on U.S. Treasury securities as tax-free income in the calculation of their state income tax. This treatment may be dependent upon the maintenance of certain percentages of fund ownership in these securities. The Intermediate Treasury Fund will invest primarily in these securities while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.


TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized

                                    -- 30 --

------------------------------------------------------------------------
capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and other distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.


TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.


Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the Prospectus cover.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders; see the Trust's Statement of Additional Information for additional tax information. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


TAX-DEFERRED RETIREMENT PLANS


SAFECO offers a variety of tax-deferred retirement plans for individuals, businesses and non-profit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the SAFECO Funds may be used as investment vehicles for these plans.

                                    -- 31 --

------------------------------------------------------------------------

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs are tax-deferred retirement accounts for anyone under age 70 1/2 with earned income. The maximum annual contribution is $2,000 per person ($2,250 for you and a non-working spouse). An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.



SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions of up to $30,000 may be made to SEP-IRA accounts. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.



403(B) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.



401(K) PLANS. 401(k) plans allow employers and employees to make tax-deductible contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, recordkeeping, testing and employee communications. Minimum investment amounts are negotiable.



PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. These plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by a plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.


For information about the above accounts and plans, please call 1-800-278-2985.

                                    -- 32 --

------------------------------------------------------------------------


ACCOUNT STATEMENTS


Periodically, you will receive an account statement indicating your current fund holdings and transactions affecting your account. Confirmation statements will be sent to you after every transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.


ACCOUNT CHANGES AND SIGNATURE
REQUIREMENTS


Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to SAFECO Services at the address on the Prospectus cover. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made via telephone request if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money or change the account registration to single ownership without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the Prospectus cover.

SAFECO Services may require a signature guarantee for a signature which cannot be verified by comparison to the

                                    -- 33 --

------------------------------------------------------------------------


ACCOUNT CHANGES AND SIGNATURE
REQUIREMENTS (Continued)


signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.


SHARE PRICE CALCULATION


Because each Fund is no-load, its share price is equal to its net asset value per share ("NAV") which is computed as of the close of regular trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time) each day that Exchange is open for trading. The NAV is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares.

The values of each Fund's portfolio securities are stated on the basis of valuations provided by a pricing service approved by the Trust's Board of Trustees, unless the Board determines such does not represent fair value. The service uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities to determine values. Other assets are valued at their fair value pursuant to guidelines approved by the Trust's Board of Trustees.


HOW TO PURCHASE SHARES


A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made.

Specific applications for retirement accounts must be completed and signed before any retirement account can be set up.

The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency.

                                    -- 34 --

------------------------------------------------------------------------

The Funds issue shares in uncertificated form. Certificates for whole shares will be issued without charge only upon written request. You will be required to post a bond to replace missing certificates.


THE FUNDS HAVE THE RIGHT TO REFUSE ANY INVESTMENT.



INITIAL PURCHASES
MINIMUM INITIAL INVESTMENT $1,000 (IRA $250).


Minimum initial investments are negotiable for retirement accounts other than IRAs.

No minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

BY WRITTEN REQUEST
Send a check or money order made payable to the applicable Fund and a completed and signed application to the address on the Prospectus cover.

BY WIRE
Call toll-free 1-800-624-5711 or, in Seattle, 545-7319 for instructions.

Not available for retirement accounts.


ADDITIONAL PURCHASES
MINIMUM ADDITIONAL INVESTMENT $100.


Minimum additional investments are negotiable for retirement plans other than IRAs.

BY WRITTEN REQUEST
Send a check or money order payable to the applicable Fund to the address on the Prospectus cover. Please specify your account number.

                                    -- 35 --

------------------------------------------------------------------------

BY WIRE

Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA #1250-0010-5, Account #0017-086083.

To ensure timely credit to your account, ask your bank to include the following information in its wire to U.S. Bank of Washington, N.A.:


- SAFECO Fund name
- SAFECO account number
- Name of the registered owner(s) of the SAFECO account


Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

Your bank may charge a fee for wire services.

BY TELEPHONE
Call 1-800-624-5711 or, in Seattle, 545-7319. You must have previously selected this service on your account application or by written request. Not available to open a new account or for retirement accounts.

Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account.

Please allow fifteen business days after selecting this service for it to be available for first use.

Telephone purchases may be unavailable from some bank accounts and non-bank financial institutions.


PLEASE READ "TELEPHONE TRANSACTIONS" ON PAGE 42 FOR IMPORTANT INFORMATION.


                                    -- 36 --

------------------------------------------------------------------------

THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.


THROUGH REGISTERED INVESTMENT ADVISERS



Please read "Transactions Through Registered Investment Advisers" on page 43 for important information.



SHARE PURCHASE PRICE



You will buy full and fractional shares at the NAV next computed after your check, money order or wire has been received. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. See "Share Price Calculation" on page 34 for more information.



HOW TO REDEEM SHARES



BY WRITTEN REQUEST



Shares may be redeemed by sending a letter which specifies your account number, the Fund's name and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the Prospectus cover. The request must be signed by the appropriate number of owners and in some cases a signature guarantee may be required. In all cases, SAFECO Services must have a signed and completed application on file before a redemption can be made. See "Account Changes and Signature Requirements" on page 33 for more information.


Retirement account shareholders must specify whether or not they elect 10% federal income tax withholding from a distribution.

                                    -- 37 --

------------------------------------------------------------------------

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 545-7319. You must have previously selected this service on your account application or by written request.

Not available for retirement accounts or shares issued in certificate form.

You may request that redemption proceeds be sent directly to your predesignated bank or mailed to your account address of record.


PLEASE READ "TELEPHONE TRANSACTIONS" ON PAGE 42 FOR IMPORTANT INFORMATION.



THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed for you.


THROUGH REGISTERED INVESTMENT ADVISERS



Please read "Transactions Through Registered Investment Advisers" on page 43 for important information.



PLEASE NOTE THE FOLLOWING:

If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased by means other than wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

                                    -- 38 --

------------------------------------------------------------------------

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption can be made.


SHARE REDEMPTION PRICE AND PROCESSING



Your shares will be redeemed at the NAV next calculated after receipt of your request which meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation," on page 34 for more information.


Redemption proceeds will normally be sent on the business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange, proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the New York Stock Exchange is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.


Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the share price calculated on the day your account is closed.



HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES


Call 1-800-426-6730 or 545-5530, in Seattle, for more information.

                                    -- 39 --

------------------------------------------------------------------------

AUTOMATIC INVESTMENT METHOD (AIM)

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount (minimum of $100 per withdrawal per Fund) from your bank account and invest the amount in any Fund.


PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.


SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund) on or about the fifth business day of every month.


HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER



An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in accounts which are identically registered, i.e., have the same registered owners and account number. For income tax purposes, you may realize a capital gain or loss when you make an exchange.


You may purchase shares of a SAFECO Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into a SAFECO Fund, please read its Prospectus.


BY WRITTEN REQUEST

Shares may be exchanged by writing SAFECO Services at the address on the Prospectus cover. Please designate the

                                    -- 40 --

------------------------------------------------------------------------

SAFECO Funds you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" on page 33 for more information.


If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed. Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.


BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 545-7319.

Exchanges by telephone must be in amounts of $1,000 or more.

Not available for shares issued in certificate form.


Please read "Telephone Transactions" on page 42 for important information.



THROUGH REGISTERED INVESTMENT ADVISERS



Please read "Transactions Through Registered Investment Advisers" on page 43 for important information.



LIMITATIONS



The exchange privilege is not intended to provide a means for frequent trading in response to short-term fluctuations in the market. Excessive exchange transactions can be disadvantageous to other shareholders and the Funds. Exchanges out of a Fund are therefore limited to four per calendar year. In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in SAM's judgment, the Fund would be unable to invest the money effectively in


                                    -- 41 --

------------------------------------------------------------------------
accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected.



Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the restrictions described in this paragraph at any time.



SHARE EXCHANGE PRICE AND PROCESSING



The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice.



TELEPHONE TRANSACTIONS


To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 or, in Seattle, 545-7319 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.


To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by submitting a request in writing to SAFECO Services at the address on the Prospectus cover. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.


                                    -- 42 --

------------------------------------------------------------------------

Each of the Funds and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services in its sole discretion is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.


The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone which a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will follow certain procedures designed to make sure that telephone instructions are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services tape-records telephone transactions and may request certain identifying information from the caller.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services.


TRANSACTIONS THROUGH
REGISTERED INVESTMENT ADVISERS


SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services which the Trust, the Funds and SAFECO Services have no control over or involvement with. Advisers are responsible for the prompt

                                    -- 43 --

------------------------------------------------------------------------

TRANSACTIONS THROUGH
REGISTERED INVESTMENT ADVISERS
(Continued)

forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trust, the Funds, SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser on the shareholder's account(s).


DEBT SECURITIES HELD BY THE SAFECO HIGH-YIELD BOND FUND


The weighted average ratings of all fixed-income securities, expressed as a percentage of total investments held by the High-Yield Bond Fund during the fiscal year ended September 30, 1995, are as follows:


       MOODY'S           %               S&P              %
---------------------   ---     ---------------------    ----
INVESTMENT GRADE
-------------------------------------------------------------
Aaa                      --     AAA                        --
Aa                       --     AA                         --
A                        --     A                          --
Baa                      2%     BBB                        2%


                                    -- 44 --

------------------------------------------------------------------------


DEBT SECURITIES HELD BY THE SAFECO HIGH-YIELD BOND FUND
(CONTINUED)



       MOODY'S           %               S&P              %
---------------------   ---     ---------------------    ----
BELOW INVESTMENT GRADE
-------------------------------------------------------------
Ba                      17%     BB                        28%
B                       69%     B                         60%
Caa                      5%     CCC                        4%
Ca                       --     C                          --
                                D                          1%
Not Rated, but                  Not Rated, but
  determined to be                determined to
  investment grade       --       be investment grade      --
Not Rated, but                  Not Rated, but
  determined to be                determined to be
  below investment                below investment
  grade                  7%       grade                    5%



DESCRIPTION OF DEBT RATINGS


Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.


Excerpts from Moody's:



INVESTMENT GRADE:

AAA -- Judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure.


AA -- Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. These bonds have a narrower margin of or greater fluctuations in protection than Aaa bonds which somewhat increases long-term risks.


                                    -- 45 --

------------------------------------------------------------------------

A -- Have many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



BAA -- Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.



BELOW INVESTMENT GRADE:

BA -- Judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.

B -- Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be uncertain.

CAA -- Have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C -- The lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Excerpts from S&P:


INVESTMENT GRADE:

AAA -- The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                    -- 46 --

------------------------------------------------------------------------

AA -- Very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.



A -- Strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



BBB -- Adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



BELOW INVESTMENT GRADE:

BB, B, CCC, CC -- Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- Reserved for income bonds on which no interest is being paid.

D -- In default, and payment of interest and/or repayment of principal is in arrears.


PLUS (+) OR MINUS (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                    -- 47 --

------------------------------------------------------------------------


SAFECO FAMILY OF FUNDS



STABILITY OF PRINCIPAL

  SAFECO Money Market Fund
  SAFECO Tax-Free Money Market Fund


TAXABLE BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO GNMA Fund
  SAFECO High-Yield Bond Fund


TAX-FREE BOND INCOME

  SAFECO Intermediate-Term Municipal Bond Fund
  SAFECO Insured Municipal Bond Fund
  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund


HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund


LONG-TERM GROWTH

  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO Balanced Fund
  SAFECO International Stock Fund
  SAFECO Small Company Stock Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                    -- 48 --

                           SAFECO TAXABLE BOND TRUST:
                   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                SAFECO GNMA FUND
                           SAFECO HIGH-YIELD BOND FUND

                       Statement of Additional Information


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE:




                                   Nationwide
                                 1-800-426-6730

                                  Seattle Area
                                    545-5530

                        Hearing Impaired TDD/TTY Service
                                 1-800-438-8718


The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is January 31, 1996.

The date of this Statement of Additional Information is January 31,  1996.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Investment Policies                                                            2

Additional Investment Information                                              6

Principal Shareholders of the
  Funds                                                                        8

Additional Tax Information                                                     9

Additional Information On
    Calculation of Net Asset Value
    Per Share                                                                  9

Additional Performance
    Information                                                               10

Trustees and Officers                                                         12

Investment Advisory and
    Other Services                                                            15

Brokerage Practices                                                           17

Redemption in Kind                                                            18

Financial Statements                                                          18

Description of Commercial Paper
  Ratings                                                                     18

INVESTMENT POLICIES

SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund"), SAFECO GNMA Fund ("GNMA Fund") and SAFECO High-Yield Bond Fund ("High-Yield Bond Fund") (collectively the "Funds") are each a series of the SAFECO Taxable Bond Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. The policies state the investment practices which the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those activities which are prohibited. The types of securities a Fund may invest in is also disclosed in the Prospectus. Before the Funds purchase a security which the following policies permit but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the Investment Company Act of 1940 ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

Under its fundamental policies, each Fund may NOT:

(1) Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation.

(2) Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

(3) Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein.

(4) Purchase or retain for the Fund's portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities.

(5) High-Yield and Intermediate Treasury Funds: Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets at the time of such borrowing.

         GNMA Fund: Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the GNMA Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing.

         Each Fund will not purchase securities if borrowings in excess of five percent (5%) of the Fund's total assets are outstanding.

(6) Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by subparagraph (5) above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Fund's total assets.

(7) Purchase or sell commodities or commodity contracts, other than futures contracts, or invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

(8) Make short sales of securities or purchase securities on margin, except for margin deposits in connection with futures contracts and such short-term credits as are necessary for the clearance of transactions.

(9) Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof.

(10) Purchase from or sell portfolio securities to any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof; provided, however, that this prohibition shall not prohibit the Fund from purchasing with the up to $7,000,000 raised through the sale of up to 700,000 shares of common stock to SAFECO Life Insurance Company, portfolio securities from subsidiaries of SAFECO Corporation prior to the effective date of the Fund's initial public offering.

(11) Purchase securities (other than obligations issued or guaranteed by the United States government, its agencies or instrumentalities), if as a result twenty-five percent (25%) or more of the Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

(12) Purchase shares of common stock, other than those issued by other regulated investment companies (or, with respect to the High-Yield and Intermediate Treasury Funds only, when the acquisition of such common stocks, rights or other equity interests is consistent with the High-Yield and Intermediate Treasury Fund's objective). Generally, the High-Yield and Intermediate Treasury Funds will only hold such equity securities as a result of purchases or unit offerings of fixed-income securities which include such equity securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

(13) Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds
              (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%). For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in
              Section 18 of the 1940 Act.

(14) Purchase securities of any issuer, if, as a result, more than ten percent (10%) of any class of securities of such issuer would be owned by the Fund.

(15) Purchase or otherwise acquire securities which are illiquid or subject to legal or contractual restrictions on resale, if as a result more than ten percent (10%) of the Fund's (five percent (5%) of the GNMA Fund's) total assets would be invested in such securities.

(16) Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with its investment objective, policies and restrictions, or through investments in qualified repurchase agreements (provided, however, that a Fund shall not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days), or through qualified loan agreements (by making secured loans of its portfolio securities which amount to not more than five percent (5%) of its total assets) .

NON-FUNDAMENTAL INVESTMENT POLICIES

 In addition to the policies described in the Prospectus, each Fund has adopted the following non-fundamental investment policies which may be changed by the Trust's Board of Trustees without shareholder approval:

(1) Each Fund will not invest more than five percent (5%) of its total assets in securities of issuers, including their predecessors, which have been in operation for less than three years.

(2)      Each Fund will not issue long-term debt securities.

(3) Each Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

(4) Each Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Funds' portfolio into U.S. dollars.

(5) Each Fund may purchase "when-issued" or "delayed-delivery" securities or purchase or sell securities on a "forward commitment" basis.


(6) Each Fund will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a United States bank which does not have assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of each investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (b) in the case of a U.S. bank, it is a member of the FDIC, and (c) in the case of foreign bank, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.


(7) A Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy, and it may dispose of securities whenever its investment adviser deems advisable without regard to the length of time they have been held.

(8) The Intermediate Treasury Fund may invest up to five percent (5%) of its total assets in Yankee Sector debt securities and up to five percent (5%) of its total assets in Eurodollar bonds.

(9) The Intermediate Treasury Fund and High-Yield Bond Fund may each invest up to five percent (5%) of its total assets in securities whose interest, in the opinion of counsel for the issuer, is exempt from federal income taxes. The GNMA Fund may not invest in such tax-exempt securities.



ADDITIONAL INVESTMENT INFORMATION

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

         Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

3. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a when-issued or delayed-delivery basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

         A Fund will commit to purchase such securities only with the intent of actually acquiring the securities when issued. Assets which are short-term, high-quality obligations will be segregated in anticipation of making payments for securities purchased on a when-issued basis.


4. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.


         SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investment in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.



         Eurodollar bonds are denominated in U.S. dollars. A Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the U.S. The delivery of Eurodollar bonds to a Fund's custodian in the U.S. may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds.


5. MORTGAGE-BACKED SECURITIES. Unlike conventional bonds, the principal with respect to GNMA securities is paid back over the life of the loan rather than at maturity. Consequently, the GNMA Fund will receive monthly scheduled payments of both principal and interest. In addition, the GNMA Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the GNMA Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates at the time of such investment and such interest rates may be higher or lower than the current yield of the GNMA Fund's portfolio, GNMA securities may not be an effective means to lock in long-term interest rates. In addition, while prices of GNMA securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

         The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. If the mortgage assets underlying an CMO experience greater than anticipated principal prepayments, an investor may fail to recoup fully its initial investment even though the security is government issued or guaranteed.

         Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. The GNMA Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

6. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

PRINCIPAL SHAREHOLDERS OF THE FUNDS


At December 31, 1995 , SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Intermediate Treasury Fund which represented 37.2% of the outstanding shares of the Fund. SAFECO Insurance is a Washington Corporation and a wholly-owned subsidiary of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.



At December 31, 1995 , SAFECO Corporation owned 500,000 shares of the High-Yield Bond Fund which represented 11.1% of the Fund's outstanding shares. SAFECO Corporation is a holding company whose primary subsidiaries are engaged in the insurance and related financial services businesses. SAFECO Corporation is a Washington corporation with its principal place of business at SAFECO Plaza, Seattle, Washington 98185.


ADDITIONAL TAX INFORMATION

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund is treated as a separate corporation for federal income tax purposes.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.


If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

Each Fund determines its net asset value per share ("NAV") by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange") every day that Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund has selected a pricing service to assist in computing the value of its securities. There are a number of pricing services available and the decision as to whether, or how, a pricing service should be used by a Fund will be subject to review by the Trust's Board of Trustees.

Short-term securities held in a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolio will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

The yield and total return calculations set forth below are for the dates indicated and are not a prediction of future results.


The yields for the Intermediate Treasury, GNMA and High-Yield Bond Funds for the 30-day period ended September 30, 1995 were 5.41%, 6.81% and 9.35% , respectively.


Yield is computed using the following formula:

                       a-b
          Yield = 2[( ---- +1) 6-1]
                       cd

         Where:         a =  dividends and interest earned during the period

                        b =  expenses accrued for the period (net of
                             reimbursements)

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                        d = the maximum offering price per share on the last day of the period


The total returns for each Fund for the 1 year, 5 year and since initial public offering periods, ended September 30, 1995 , were as follows:




                                                   Since Initial       # of        Date of Initial
                          1 Year      5 Year      Public Offering     Months       Public Offering
                          ------      ------      ---------------     ------       ---------------
Intermediate
  Treasury                11.07%      47.70%          70.45%            84         September 7, 1988

High-Yield Bond           11.43%      79.73%          82.98%            84         September 7, 1988

GNMA Fund                 11.49%      46.75%          93.95%           110         July 15, 1986



The average annual returns for each Fund for the 1 year, 5 year and since initial public offering periods ended September 30, 1995 were as follows:



                                                   Since Initial       # of      Date of Initial
                         1 Year       5 Year      Public Offering     Months     Public Offering
                         ------       ------      ---------------     ------     ---------------
Intermediate
  Treasury               11.07%        8.11%            7.92%           84       September 7, 1988

High-Yield Bond          11.43%       12.44%            9.01%           84       September 7, 1988

GNMA Fund                11.49%        7.98%            7.49%          110       July 15, 1986


The total return is computed using the following formula:

                        ERV-P
                    T = ----- x 100
                         P

The average annual total return is computed using the following formula:


          A = (n SquareRoot ERV/P - 1) x 100

     Where:    T  =  total return

               A  =  average annual total return

               n  =  number of years

     Where:    T  =  total return

               A  =  average annual total return

               n  =  number of years

             ERV  =  ending redeemable value of a hypothetical $1,000 investment at the end of a specified period of time

               P =   a hypothetical initial investment of $1,000

In making the above calculation, all dividend and capital gains distributions are assumed to be reinvested at the Fund's NAV on the reinvestment date.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services which monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc. and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to Barrons, Business Week, Forbes, Fortune, Investor's Business Daily, Kiplinger's, Money Magazine, Newsweek, Pensions & Investments, Time Magazine, U.S. News and World Report and The Wall Street Journal).

Each Fund may also present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) descriptions, including quotations attributable to the portfolio manager of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective, (iii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about the Fund's investment adviser (SAM), the investment adviser's parent company (SAFECO Corporation), or the SAFECO Family of Funds, and (iv) information about particular securities held in a Fund's portfolio.

TRUSTEES AND OFFICERS


Name and Address                   Position Held       Principal  Occupation
----------------                   With the Trust      During Past 5 Years
                                   --------------      -------------------
Boh A. Dickey*                     Chairman            Executive Vice President, Chief
SAFECO Plaza                       and Trustee         Financial Officer and Director of
Seattle, Washington 98185                              SAFECO Corporation. He has been an
(51)                                                   executive officer of SAFECO
                                                       Corporation subsidiaries since 1982.

                                                       See table under "Investment Advisory
                                                       and Other Services."

Barbara J. Dingfield               Trustee             Manager, Corporate Contributions and
Microsoft Corporation                                  Community Programs for Microsoft
One Microsoft Way                                      Corporation, Redmond, Washington, a
Redmond, Washington 98052                              computer software company; Director
(50)                                                   and former Executive Vice President of
                                                       Wright Runstad & Co., Seattle,
                                                       Washington, a real estate development
                                                       company; Director of First SAFECO
                                                       National Life Insurance Company of New
                                                       York.

Richard W. Hubbard*                Trustee             Retired Vice President and Treasurer
1270 NW Blakely Ct.                                    of the Trust and other SAFECO Trusts;
Seattle, WA 98177                                      retired Senior Vice President and
(66)                                                   Treasurer of SAFECO Corporation;
                                                       former President of SAFECO Asset
                                                       Management Company.

Richard E. Lundgren                Trustee             Director of Marketing and Customer
764 S. 293rd Street                                    Relations, Building Materials
Federal Way, Washington 98032                          Distribution, Weyerhaeuser Company,
(51)                                                   Tacoma, Washington; Director of First
                                                       SAFECO National Life Insurance Company
                                                       of New York.

L. D. McClean*                     Trustee             Retired Assistant Secretary of SAFECO
7231 91st Avenue SE                                    Corporation and its property and
Mercer Island, WA  98040                               casualty and life insurance
(68)                                                   affiliates; Director of First SAFECO
                                                       National Life Insurance Company of New
                                                       York; former President of the SAFECO
                                                       Mutual Funds; former Director of
                                                       SAFECO Asset Management Company,
                                                       SAFECO Securities, Inc. and SAFECO
                                                       Services Corporation.

Larry L. Pinnt                     Trustee             Retired Vice President and Chief
1600 Bell Plaza                                        Financial Officer of U.S. WEST
Room 1802                                              Communications, Seattle, Washington;
Seattle, Washington 98191                              Director of Key Bank of Washington,
(61)                                                   Seattle, Washington; Director of PREMERA
                                                       and its subsidiary Blue Cross of Washington
                                                       and Alaska; Director of University of Washington
                                                       Medical Center, Seattle, Washington;
                                                       Director of First SAFECO National Life
                                                       Insurance Company of New York;
                                                       Director of Cascade Natural Gas Corporation,
                                                       Seattle, Washington.

John W. Schneider                  Trustee             President of Wallingford Group,
1808 N 41st St.                                        Inc., Seattle, Washington; former
Seattle, Washington 98103                              President of Coast Hotels, Inc.,
(54)                                                   Seattle, Washington; Director of
                                                       First SAFECO National Life Insurance
                                                       Company of New York.

David F. Hill                      President           President of SAFECO Securities, Inc.
SAFECO Plaza                                           and SAFECO Services Corporation;
Seattle, Washington 98185                              Senior Vice President of SAFECO Asset
(47)                                                   Management Company. See table under
                                                       "Investment Advisory and other
                                                       Services."

Neal A. Fuller                     Vice                Vice President, Controller, Assistant
SAFECO Plaza                       President,          Secretary and Treasurer of SAFECO
Seattle, Washington 98185          Controller,         Securities, Inc. and SAFECO Services
(33)                               Assistant           Corporation; Vice President,
                                   Secretary           Controller, Secretary and Treasurer of
                                                       SAFECO Asset Management Company;
                                                       former Chief Assistant Treasurer for
                                                       the State of Idaho. See table under
                                                       "Investment Advisory and Other
                                                       Services."

Ronald L. Spaulding                Vice                Vice Chairman of SAFECO Asset
SAFECO Plaza                       President           Management Company; Vice President
Seattle, Washington 98185          Treasurer           and Treasurer of SAFECO Corporation;
(52)                                                   Vice President of SAFECO Life
                                                       Insurance Company; former Senior
                                                       Portfolio Manager of SAFECO insurance
                                                       companies; former Portfolio Manager
                                                       for several SAFECO mutual funds. See
                                                       table under "Investment Advisory and
                                                       Other Services."


* Trustees who are interested persons as defined by the 1940 Act.


At December 31, 1995, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

                               COMPENSATION TABLE


                                                                                Total
                                             Pension or                         Compensation
                                             Retirement                         From
                                             Benefits         Estimated         Registrant and
                          Aggregate          Accrued As       Annual            Fund Complex
                          Compensation       Part of Fund     Benefits Upon     Paid to
      Trustee             from Registrant    Expenses         Retirement        Trustees
      -------             ---------------    ------------     -------------     --------------
Barbara J. Dingfield          $2,360             $0               $0              $22,737


Richard E. Lungren            $2,360             $0               $0              $22,737


L.D. McClean                  $2,118             $0               $0              $21,000


Larry L. Pinnt                $2,360             $0               $0              $22,737


John W. Scneider              $2,360             $0               $0              $22,737

Richard W Hubbard             $2,568             $0               $0              $24,150


Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES


SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:


                                                  SAFECO          SAFECO
Name             Trust             SAM            Securities      Services
----             -----             ---            ----------      --------
B. A. Dickey     Chairman          Director                       Director
                 Trustee           Chairman

D. F. Hill       President         Senior Vice    President       President
                                   President      Director        Director
                                   Director       Secretary       Secretary

N. A. Fuller     Vice President    Vice           Vice            Vice
                 Controller        President      President       President
                 Assistant         Controller     Controller      Controller
                 Secretary         Secretary      Assistant       Assistant
                                   Treasurer      Secretary       Secretary
                                                  Treasurer       Treasurer

R.A. Spaulding   Vice President    Vice           Director        Director
                 Treasurer         Chairman
                                   Director

S.C. Bauer                         President
                                   Director



Mr. Dickey is Executive Vice President, Chief Financial Officer and a director of SAFECO Corporation and Mr. Spaulding is Treasurer of SAFECO Corporation. Mssrs. Dickey and Spaulding are also directors of other SAFECO Corporation subsidiaries.


In connection with the investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund, which include furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee for each Fund computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the breakpoints and applies only to those assets which fall within the specified range:

                           INTERMEDIATE TREASURY FUND

          For assets up to and
          including $250,000,000                                       .55 of 1%

          For assets in excess of $250,000,000
          and up to and including $500,000,000                         .45 of 1%

          For assets in excess of $500,000,000
          and up to and including $750,000,000                         .35 of 1%

          For assets over $750,000,000                                 .25 of 1%

                         GNMA AND HIGH-YIELD BOND FUNDS

          For assets up to and
          including $250,000,000                                       .65 of 1%

          For assets in excess of $250,000,000
          and up to and including $500,000,000                         .55 of 1%

          For assets in excess of $500,000,000
          and up to and including $750,000,000                         .45 of 1%

          For assets over $750,000,000                                 .35 of 1%

Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM shall, however, reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expenses, and extraordinary expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any such state is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of the remaining net assets. For the purpose of determining whether the Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If a Fund is entitled to a reimbursement, that month's advisory fee will be reduced or postponed, with any adjustment made after the end of the fiscal year.

The following table states the total amount of compensation paid by each Fund to SAM for the past three fiscal years:



                                             Fiscal Years Ended

                               September 30      September 30      September 30
                               1995              1994              1993
                               ------            ----              ----
Intermediate Treasury          $ 71,000          $ 77,000          $ 72,000

GNMA                           $276,000          $352,000          $386,000

High-Yield Bond                $206,000          $202,000          $155,000

U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98101, is the custodian of the securities and cash of each Fund under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor of each Fund's financial statements.



SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Fund under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Fund's shareholders, records of transactions involving each Fund's shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is paid a fee of $3.10 per each shareholder transaction. The following table states the total amount of compensation paid by each Fund to SAFECO Services for the past three fiscal years:


                                             Fiscal Years Ended

                               September 30      September 30      September 30
                               1995              1994              1993
                               ------            ----              ----
Intermediate Treasury          $ 33,000          $ 25,000          $ 23,000

GNMA                           $120,000          $115,000          $117,000

High-Yield Bond                $ 78,000          $ 63,000          $ 47,000



SAFECO Securities is the principal underwriter for each Fund and distributes each Fund's shares on a continuous best efforts basis under an agreement with the Trust. SAFECO Securities is not compensated by the Trust or the Funds for underwriting, distribution or other activities.

BROKERAGE PRACTICES

SAM places orders for the purchase or sale of each Fund's portfolio securities. In deciding which broker to use in a given transaction, SAM uses the following criteria:

(1) Which broker gives the best execution (i.e., which broker is able to trade the securities in the amounts and at the price desired and on a timely basis);

(2)      Whether the broker is known to SAM as being reputable; and

(3) All other things being equal, which broker has provided useful research services to SAM.

Such research services as are furnished to SAM during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's staff and personal visits by such analysts and brokerage strategists and economists to SAM's office) are used by SAM to advise all of its clients including the Funds, but not all such research services furnished to SAM are used by it to advise the Funds. SAM does not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. Purchases and sales of portfolio securities are transacted with the issuer or with a primary market maker, acting as principal for the securities on a net basis, with no brokerage commission being paid by the Funds. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, the Funds may make purchases of underwritten issues at prices that include underwriting fees.


REDEMPTION IN KIND

If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trust has elected to be governed by Rule 18(f)(1) under the 1940 Act pursuant to which the Trust must redeem shares tendered by a shareholder solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

FINANCIAL STATEMENTS


The following financial statements of each of the Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference to the Trust's Annual Report for the year ended September 30, 1995:

         Statement of Assets and Liabilities at September 30, 1995
         Statement of Operations for the Year Ended September 30, 1995 Statement of Changes in Net Assets for the Years Ended September 30,
           1995 and September 30, 1994
         Portfolio of Investments at September 30, 1995
         Notes to Financial Statements


A copy of the Trust's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or 545-5530 in Seattle or by writing to the address on the Prospectus cover.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTOR SERVICES, INC. ("MOODY'S")

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

         -    Leading market positions in well-established industries.

         -    High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P")

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                            SAFECO TAXABLE BOND TRUST
                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a) The following financial statements for each series of Registrant for the fiscal year ended September 30, 1995 and the report thereon of Ernst & Young LLP, independent auditors, are incorporated in the Statement of Additional Information by reference to Registrant's Annual Report which was filed with the SEC on November 30, 1995:

                  Portfolio of Investments as of September 30, 1995
                  Statements of Assets and Liabilities as of September 30, 1995 Statements of Operations for the Year Ended September 30, 1995 Statements of Changes in Net Assets for the Years Ended
                      September 30, 1995 and September 30, 1994
                  Notes to Financial Statements


         Financial Statements from the Registrant's Annual Report are filed as
         Exhibit 12.

(b)      Exhibits:


Exhibit
Number                    Description of Document                           Page
-------                   -----------------------                           ----
(27.1-3)                  Financial Data Schedule

(99.1)                    Trust Instrument/Certificate of Trust

(99.2)                    Bylaws

(99.3)                    Inapplicable

(99.4)                    Form of Stock Certificate

(99.5)                    Investment Advisory and Management
                           Contract

(99.6)                    Distribution Agreement

(99.7)                    Inapplicable

(99.8)                    Custody Agreement  with U.S. Bank

(99.9)                    Transfer Agent Agreement

(99.10)                   Opinion of Counsel

(99.11)                   Consent of Independent Auditors

(99.12)                   Registrant's Annual Report for the Year Ended
                          September 30, 1995+ including Financial
                          Statements

(99.13)                   Subscription Agreement

(99.14)                   Prototype 401(k)/Profit Sharing Plan

(99.15)                   Inapplicable

(99.16)                   Calculation of Performance Information



          +Registrant's Annual Report was filed with the SEC on or about
           November 30, 1995.


Item 25. Persons Controlled By or Under Common Control With Registrant


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO mutual funds. The SAFECO Mutual Funds consist of seven Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Advisor Series Trust, SAFECO Money Market Trust, SAFECO Institutional Series Trust and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund and SAFECO Small Company Stock Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Advisor Series Trust consists of eight mutual funds: Advisor Equity Fund, Advisor Northwest Fund, Advisor Intermediate-Term Treasury Fund, Advisor GNMA Fund, Advisor U.S. Government Fund, Advisor Municipal Bond Fund, Advisor Intermediate-Term Municipal Bond Fund and Advisor Washington Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Institutional Series Trust consists of one mutual fund: Fixed-Income Portfolio. The SAFECO Resource Series Trust consists of five mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio and Money Market Portfolio.



SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Management Corp., a New York corporation, and SAFECO Surplus Lines Insurance Company, a Washington corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Mangers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a

Washington corporation, General America Corp. of Texas, a Texas corporation, S&T Financial Corporation, a Washington corporation and Whitehall Insurance Brokers, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of PNMR Securities, Inc., a Washington corporation, and 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 50% of C-W Properties, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.


Item 26. Number of Holders of Securities


At December 31, 1995, Registrant had 587, 2,198 and 1,560 shareholders of record in its SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund, respectively.


Item 27. Indemnification

Under the Trust Instrument of the Registrant, Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry), or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as ex pressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, employee or agent in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this subparagraph.

Under an agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance hereunder; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser

The investment adviser to Registrant, SAM, serves as an adviser to: (a) nineteen series (portfolios) of six registered investment companies, (b) five series of an investment company that serves as an investment vehicle for variable insurance products and (c) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 29. Principal Underwriters

(a) SAFECO Securities, Inc., the principal underwriter for Registrant, also acts as the principal underwriter for each series of the SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Institutional Series Trust and SAFECO Advisor Series Trust. In addition, SAFECO Securities is the principal underwriter for SAFECO Separate Account C, SAFECO Variable Account B and SAFECO Separate Account SL, all of which are variable insurance products.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 30. Location of Accounts and Records

U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98101 maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington 98185, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Inapplicable.

Item 32. Undertakings


Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 31st day of January, 1996.


                               SAFECO TAXABLE BOND TRUST


                               By   /s/ David F. Hill
                                 ---------------------------
                                 David F. Hill, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Name                                 Title                     Date
          ----                                 -----                     ----

 /s/ David F. Hill                           President                  1/31/96
--------------------------         (Principal Executive Officer)       ---------
David F. Hill

RONALD L. SPAULDING*                      Vice President
--------------------------                   Treasurer                 ---------
Ronald L. Spaulding

NEAL A. FULLER*                    (Principal Financial Officer)
--------------------------                Vice President,              ---------
Neal A. Fuller                            Controller and
                                        Assistant Secretary

 /s/ Boh A. Dickey                      Chairman and Trustee            1/31/96
--------------------------                                             ---------
Boh A. Dickey

BARBARA J. DINGFIELD*                         Trustee
--------------------------                                             ---------
Barbara J. Dingfield

RICHARD W. HUBBARD*                           Trustee
--------------------------                                             ---------
Richard W. Hubbard

RICHARD E. LUNDGREN*                          Trustee
--------------------------                                             ---------
Richard E. Lundgren

L. D. McCLEAN*                                Trustee
--------------------------                                             ---------
L. D. McClean

LARRY L. PINNT*                               Trustee
--------------------------                                             ---------
Larry L. Pinnt

JOHN W. SCHNEIDER*                            Trustee
--------------------------                                             ---------
John W. Schneider




                                                    *By  /s/ Boh A. Dickey
                                                        ------------------------
                                                        Boh A. Dickey
                                                        Attorney-in-Fact



                                                    *By  /s/ David F. Hill
                                                        ------------------------
                                                        David F. Hill
                                                        Attorney-in-Fact

                      Registration Nos. 33-22132/811-5574
================================================================================

                                    EXHIBITS

                                       to

                                   FORM N-1A

                             REGISTRATION STATEMENT


                        POST-EFFECTIVE AMENDMENT NO. 10


                                      Under

                           The Securities Act of 1933

                                       and


                                AMENDMENT NO. 11


                                     Under

                       The Investment Company Act of 1940

                                   ----------

                           SAFECO Taxable Bond Trust
               (Exact Name of Registrant as Specified in Charter)

                                  SAFECO Plaza
                            Seattle, Washington 98185
                    (Address of Principal Executive Offices)

                                  206-545-5269
              (Registrant's Telephone Number, including Area Code)

================================================================================

                            SAFECO TAXABLE BOND TRUST

                                    Form N-1A


                         Post-Effective Amendment No. 10


                                  Exhibit Index

Exhibit
Number            Description of Document                                   Page
-------           -----------------------                                   ----
(27.1-3)          Financial Data Schedule

(99.1)            Trust Instrument/Certificate of Trust

(99.2)            Bylaws

(99.4)            Form of Stock Certificate

(99.5)            Investment Advisory and Management Contract

(99.6)            Distribution Agreement

(99.8)            Custody Agreement with U.S. Bank

(99.9)            Transfer Agent Agreement

(99.10)           Opinion of Counsel

(99.11)           Consent of Independent Auditors

(99.12)           Registrant's Annual Report for the Year Ended
                  September 30, 1995+ including Financial Statements

(99.13)           Subscription Agreement

(99.14)           Prototype 401(k)/Profit Sharing Plan

(99.16)           Calculation of Performance Information



          +Registrant's Annual Report was filed with the SEC on or about
           November 30, 1995